Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Assets	£ 484	£ 351
Beginning balance	484	351
Income statement charge (including discontinued operations)	(451)	(436)
Other comprehensive income (charge)/credit	(70)	159
Corporate income tax received	539	397
Other movements	5	13
Ending balance	507	484
Assets	£ 507	£ 484